RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Balances with Related Parties) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Assets:
Trade receivables	$ 1,020	$ 3,684
Liabilities:
Trade Payables	1,825	1,465
Other accounts payable and accrued expenses	1,944	1,490
Balances With Related Parties [Member]
Assets:
Trade receivables	5	2
Other account receivables and prepaid expenses	3
Liabilities:
Trade Payables	143	184
Other accounts payable and accrued expenses	107	16
Advance from customer	$ 6,785